Intangible assets, net - Weighted average amortization periods of intangible assets (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets, net
Total weighted average amortization periods	11 years	10 years
Customer relationships
Intangible assets, net
Total weighted average amortization periods	10 years
Brand name
Intangible assets, net
Total weighted average amortization periods	15 years
Technology
Intangible assets, net
Total weighted average amortization periods	5 years	5 years
Land use rights
Intangible assets, net
Total weighted average amortization periods	29 years	29 years
Audio-visual license
Intangible assets, net
Total weighted average amortization periods	9 years	9 years
Acquired computer software
Intangible assets, net
Total weighted average amortization periods	5 years	5 years
Others
Intangible assets, net
Total weighted average amortization periods	3 years	3 years